Business Developments (Narrative) (Detail) - JPY (¥)			12 Months Ended
	Dec. 01, 2022	Nov. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Business Developments [Line Items]
Gain on sale of MUFG Union Bank			¥ 557,954,000,000	¥ 0	¥ 0
Cash and cash equivalents	¥ 2,433,800,000,000
Net decrease in cash from sale of MUB			(1,711,764,000,000)	0	0
Profit not recognized			223,273,000,000
Comprehensive loss not recognized			(20,291,000,000)
Non-interest bearing note receivable from U.S. Bancorp
Business Developments [Line Items]
Noncash or part noncash divestiture, consideration received			396,601,000,000
Gain (loss) on loans held for sale
Business Developments [Line Items]
Profit not recognized			114,139,000,000
Investment securities gains (losses)
Business Developments [Line Items]
Profit not recognized			143,408,000,000
MUAH | MUFG Union Bank
Business Developments [Line Items]
Dividends paid		¥ 636,800,000,000
U.S. Bancorp
Business Developments [Line Items]
Ownership percentage by NCI	3.00%
Disposal group, disposed of by sale, not discontinued operations
Business Developments [Line Items]
Assets held for sale			0	11,621,567,000,000
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Business Developments [Line Items]
Impairment of assets held for sale				134,141,000,000
Proceeds from divestiture of businesses	¥ 754,000,000,000
Contingent consideration receivable			¥ 464,500,000,000
Contingent consideration period			5 years
Gain on sale of MUFG Union Bank	557,954,000,000
Assets held for sale	13,935,600,000,000			11,621,567,000,000
Interest-earning deposits in other banks	2,251,300,000,000			1,110,633,000,000
Investment securities	3,123,300,000,000			3,188,257,000,000
Loans, net of allowance for credit losses	7,567,700,000,000			6,561,316,000,000
Liabilities held for sale	13,128,000,000,000			11,157,660,000,000
Deposits	¥ 11,789,900,000,000			10,448,481,000,000
Loss from discontinued operation before income tax				¥ 506,329,000,000	¥ 11,385,000,000	¥ 52,021,000,000
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank | U.S. Bancorp
Business Developments [Line Items]
Noncash proceeds (in shares)	44,374,155